Investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
Summary of Investments
	2019 £m	2018 £m
Investments in joint ventures	118	104
Venture capital investments	133	151
Total	251	255

Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures

An analysis of changes in the carrying value of investments in joint ventures is set out below:

	2019 £m	2018 £m
At start of year	104	102
Share of results of joint ventures	41	32
Dividends received from joint ventures	(34)	(30)
Additions	24	2
Disposals	(11)	—
Exchange translation differences	(6)	(2)
At end of year	118	104

Summary of Group's Share of Joint Ventures

Summarised aggregate information in respect of the Group’s share of joint ventures is set out below:

	RELX’s share
	2019 £m	2018 £m
Revenue	123	101
Net profit for the year	41	32
Total assets	112	96
Total liabilities	(58)	(49)
Net assets	54	47
Goodwill	64	57
Total	118	104